Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling and marketing expenses
Advertising costs	$ (55,151)	$ (64,444)	$ (266,906)	$ (164,929)	$ (81,814)
Employee benefits expenses	(1,442)	(283)	(3,261)	(827)	(366)
Selling and marketing expenses	$ (56,593)	$ (64,727)	$ (270,167)	$ (165,756)	$ (82,180)